Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Statement [Abstract]
Net sales	$ 5,541	$ 5,622	$ 5,501
Cost of sales:
Cost of sales before special charges	1,706	1,597	1,529
Special charges	39	56	45
Total cost of sales	1,745	1,653	1,574
Gross profit	3,796	3,969	3,927
Selling, general and administrative expense	1,878	1,856	1,805
Research and development expense	676	692	691
Amortization of intangible assets	116	89	79
Special charges	96	181	301
Operating profit	1,030	1,151	1,051
Interest income	(3)	(5)	(5)
Interest expense	103	85	81
Other (income) expense	2	3	191
Other expense, net	102	83	267
Earnings before income taxes and noncontrolling interest	928	1,068	784
Income tax expense	62	113	92
Net earnings before noncontrolling interest	866	955	692
Less: Net loss attributable to noncontrolling interest	(14)	(47)	(31)
Net earnings attributable to St. Jude Medical, Inc.	$ 880	$ 1,002	$ 723
Net earnings per share attributable to St. Jude Medical, Inc.:
Basic (USD per share)	$ 3.11	$ 3.52	$ 2.52
Diluted (USD per share)	3.07	3.46	2.49
Cash dividends declared per share (USD per share)	$ 1.16	$ 1.08	$ 1.00
Weighted average shares outstanding:
Basic (shares)	282.2	285.0	287.0
Diluted (shares)	286.3	289.7	290.6